Equity - Non - controlling interest (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
At the beginning of the year		$ 434,725
Other comprehensive loss
Currency translation		(32,564)	$ (24,847)	$ (247,712)
Remeasurement of defined benefit obligations		(188)	(208)	277
Other comprehensive income		(33,293)	(25,020)	(248,585)
Changes in non-controlling interest
Changes in non-controlling interests		58	(20,749)	2,524
Non-controlling interest at the end of the year		315,876	434,725
Non-controlling interests
Disclosure of reserves within equity [line items]
At the beginning of the year		434,725	454,453	335,359
Adjustment on initial application of IAS 29			0	196,408
Adjustment on adoption of IFRS 9 (net of tax)			0	542
Adjusted balance		434,725	454,453	532,309
Shareholder contributions	[1]		27,506	43,703
(Loss)/income for the year		(108,840)	(14,919)	(17,724)
Other comprehensive loss
Currency translation		(7,934)	(11,514)	(87,359)
Remeasurement of defined benefit obligations		(138)	(125)	137
Reserve for income tax		32	13	(25)
Other comprehensive income		(8,040)	(11,626)	(87,247)
Changes in non-controlling interest
Changes in the participations -acquisitions		(1,968)	10	(32,442)
Changes in the participations - sales			0	29,611
Dividends approved		(1)	(20,699)	(13,757)
Changes in non-controlling interests		(1,969)	(20,689)	(16,588)
Non-controlling interest at the end of the year		$ 315,876	$ 434,725	$ 454,453

[1]	Corresponds to contributions made by the non-controlling interest in Inframerica Concessionária do Aeroporto de Brasilia S.A.